Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended
	Feb. 04, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 22, 2025	Jan. 21, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Thornburg Core Plus Bond ETF
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,198
Thornburg Multi Sector Bond ETF
Account Value [Line Items]
Accumulated Value	10,000					10,146
Thornburg International Equity ETF
Account Value [Line Items]
Accumulated Value		$ 10,160			$ 10,000			$ 10,304
Thornburg International Growth ETF
Account Value [Line Items]
Accumulated Value			$ 10,108	$ 10,000			$ 9,968
Bloomberg U.S. Aggregate Total Return Value Index USD
Account Value [Line Items]
Accumulated Value	10,000					10,194
Bloomberg U.S. Universal Total Return Index Value Unhedged
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,184
MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Accumulated Value		$ 10,244			$ 10,000			$ 10,443
MSCI EAFE Growth Net Total Return USD Index
Account Value [Line Items]
Accumulated Value			$ 10,138	$ 10,000			$ 10,151